UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409

Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	July 31
Date of Reporting Period	April 30, 2005

Item 1. Schedule of Investments

Eaton Vance Arizona Municipals Fund                                                                                            as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Principal Amount (000’s omitted)	Security	Value
	Education — 0.8%
$500	Glendale, IDA, (Midwestern University), 5.75%, 5/15/21	$545,010
		$545,010
	Electric Utilities — 2.6%
700	Pima County, IDA, (Tucson Electric Power Co.), 6.00%, 9/1/29	700,035
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	1,045,610
		$1,745,645
	Escrowed / Prerefunded — 16.0%
1,250	Maricopa County, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,422,175
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	4,771,125
6,500	Phoenix, IDA, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,411,550
		$10,604,850
	General Obligations — 3.6%
1,125	Puerto Rico, 0.00%, 7/1/18	633,307
1,500	Tucson, 5.375%, 7/1/21	1,735,605
		$2,368,912
	Health Care - Miscellaneous — 1.8%
800	Coconino County, IDA, Health Care Institution, (Guidance Center, Inc.), 5.80%, 6/1/11	758,304
500	Yavapai County, IDA, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	469,705
		$1,228,009
	Hospital — 5.9%
650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), 5.75%, 12/1/32	678,827
1,350	Maricopa County, IDA, (Catholic Healthcare), 5.50%, 7/1/26	1,429,110
1,000	Scottsdale, IDA, (Scottsdale Healthcare), 5.70%, 12/1/21	1,071,520
1,000	Winslow, IDA, (Winslow Memorial Hospital), 5.50%, 6/1/22	769,670
		$3,949,127
	Housing — 1.0%
835	Maricopa County, IDA, (National Health Facilities II), 6.375%, 1/1/19 (1)	647,217
		$647,217

1

	Industrial Development Revenue — 2.3%
$1,000	Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10	$1,031,600
650	Phoenix Airport Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	529,295
		$1,560,895
	Insured-Education — 3.6%
500	Arizona State University, (AMBAC), 4.50%, 9/1/30	498,325
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,892,862
		$2,391,187
	Insured-Electric Utilities — 4.1%
755	Pima County, IDA, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	790,334
670	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.187%, 7/1/29 (2)(3)	826,278
500	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	526,870
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (2)(3)	593,152
		$2,736,634
	Insured-Escrowed / Prerefunded — 8.5%
1,000	Maricopa County, IDA, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	1,250,490
1,000	Mesa IDA, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,088,020
1,000	Pima County, IDA, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,107,160
1,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	1,105,390
1,000	Yuma, IDA, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,101,990
		$5,653,050
	Insured-General Obligations — 2.4%
1,000	Goodyear Community Facilities Utilities District No. 1, (MBIA), 4.50%, 7/15/29	999,210
500	Puerto Rico, (FSA), Variable Rate, 9.40%, 7/1/27 (2)(3)	629,330
		$1,628,540
	Insured-Hospital — 9.2%
1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	1,354,234
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,012,840
2,000	Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37 (4)	2,114,040
1,500	Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,626,420
		$6,107,534

2

	Insured-Lease Revenue / Certificates of Participation — 5.5%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,051,590
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	575,487
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	504,288
1,000	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 6.71%, 6/1/26 (2)(5)	1,145,300
290	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2)(3)	400,435
		$3,677,100
	Insured-Special Tax Revenue — 5.2%
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,063,120
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	787,395
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 10.286%, 7/1/28 (2)(3)	1,587,614
		$3,438,129
	Insured-Transportation — 7.7%
3,000	Phoenix Civic Improvements Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	3,143,910
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,418,738
500	Tucson Street and Highway Revenue, (FGIC), 5.00%, 7/1/18	534,325
		$5,096,973
	Insured-Water and Sewer — 4.8%
1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	1,044,820
1,000	Phoenix Civic Improvements Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,063,690
1,000	Phoenix, Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,052,540
		$3,161,050
	Other Revenue — 2.6%
1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	1,730,610
		$1,730,610
	Pooled Loans — 6.1%
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	2,046,900
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	2,020,100
		$4,067,000

3

	Senior Living / Life Care — 2.2%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (6)	$1,442,106
		$1,442,106
	Transportation — 0.8%
500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	513,980
		$513,980
	Water and Sewer — 1.7%
1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	1,100,420
		$1,100,420
	Total Tax-Exempt Investments — 98.4% (identified cost $59,683,592)	$65,393,978
	Other Assets, Less Liabilities — 1.6%	$1,043,439
	Net Assets — 100.0%	$66,437,417

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 51.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 18.2% of total investments.

(1)	Defaulted bond.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $5,182,109 or 7.8% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(6)	Security is in default and making only partial interest payments.

4

At April 30, 2005, the Fund had the following open futures contracts:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	120 U.S. Treasury Bond	Short	$(13,584,802)	$(13,781,250)	$(196,448)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$59,552,156
Gross unrealized appreciation	$6,698,721
Gross unrealized depreciation	(856,899)
Net unrealized appreciation	$5,841,822

5

Eaton Vance Colorado Municipals Fund                                                                                         as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 3.5%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,041,900
		$1,041,900
	Electric Utilities — 3.4%
500	Colorado Springs, Utilities, 4.75%, 11/15/34	507,470
500	Colorado Springs, Utilities, 5.00%, 11/15/33	521,670
		$1,029,140
	Escrowed / Prerefunded — 4.4%
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,324,110
		$1,324,110
	Hospital — 12.1%
350	Aspen Valley, Hospital District, 6.80%, 10/15/24	377,289
650	Colorado Health Facilities Authority, (Catholic Health Initiatives), 5.25%, 9/1/21	684,827
250	Colorado Health Facilities Authority, (Parkview Episcopal Medical Center), 6.125%, 9/1/25	256,060
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	505,095
500	Colorado Health Facilities Authority, (Portercare Adventist Health), 6.50%, 11/15/31	551,975
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	526,865
715	University of Colorado Hospital Authority, 5.60%, 11/15/25	745,230
		$3,647,341
	Housing — 7.9%
1,000	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	1,026,030
345	Lake Creek, (Affordable Housing Corp.), Multifamily, 6.25%, 12/1/23	319,139
1,000	Lakewood, Multifamily, (FHA), (AMT), 6.65%, 10/1/25	1,026,330
		$2,371,499
	Industrial Development Revenue — 7.0%
500	Colorado HFA, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	525,540
500	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (1)	431,645

1

$750	Puerto Rico Industrial, Medical and Environmental Pollution Control Facility Finance Authority, (American Home Products), 5.10%, 12/1/18	$770,025
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	369,250
		$2,096,460
	Insured-Education — 4.4%
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	280,429
1,000	University of Colorado, (FGIC), 5.00%, 6/1/27	1,042,160
		$1,322,589
	Insured-General Obligations — 4.6%
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,114,970
200	Puerto Rico, (FSA), Variable Rate, 9.40%, 7/1/27 (2)(3)	251,732
		$1,366,702
	Insured-Housing — 1.7%
500	Colorado Educational and Cultural Facilities Authority, (Student Housing Foundation/University of Colorado), (AMBAC), 5.00%, 7/1/27	521,375
		$521,375
	Insured-Lease Revenue / Certificates of Participation — 1.8%
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2)(3)	552,324
		$552,324
	Insured-Special Tax Revenue — 3.6%
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,084,930
		$1,084,930
	Insured-Transportation — 23.0%
3,500	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	2,131,955
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41	1,845,498
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,792,438
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36 (4)	1,134,990
		$6,904,881
	Insured-Water and Sewer — 6.0%
750	Colorado Water Resources, Power Development Authority, (East Cherry Creek Valley Water and Sanitation District), (MBIA), 4.50%, 11/15/32	746,933
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,064,280
		$1,811,213

2

	Senior Living / Life Care — 1.3%
$425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23	$388,263
		$388,263
	Special Tax Revenue — 5.7%
400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	431,076
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	369,731
395	Black Hawk, Business Improvement District, 6.50%, 12/1/11	390,505
500	Cottonwood, Water and Sanitation District, 7.75%, 12/1/20	523,105
		$1,714,417
	Transportation — 1.4%
400	Eagle County, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	411,468
		$411,468
	Water and Sewer — 5.7%
1,000	Colorado Water Resources, Power Development Authority, 5.00%, 9/1/21	1,069,310
540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	632,027
		$1,701,337
	Total Tax-Exempt Investments — 97.5% (identified cost $27,390,106)	$29,289,949
	Other Assets, Less Liabilities — 2.5%	$761,013
	Net Assets — 100.0%	$30,050,962

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 46.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 18.3% of total investments.

(1)	Defaulted bond.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $804,056 or 2.7% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2005 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
06/05	75 U.S. Treasury Bond	Short	$(8,436,556)	$(8,613,281)	$(176,725)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$27,371,661
Gross unrealized appreciation	$2,113,172
Gross unrealized depreciation	(194,884)
Net unrealized appreciation	$1,918,288

4

Eaton Vance Connecticut Municipals Fund                                                                                    as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
	Education — 7.7%
$1,500	Connecticut HEFA, (Loomis Chaffee School), 5.25%, 7/1/31	$1,594,185
2,500	Connecticut HEFA, (University of Hartford), 5.25%, 7/1/32	2,635,000
2,000	Connecticut HEFA, (Yale University), 5.00%, 7/1/42	2,083,460
2,500	Connecticut HEFA, (Yale University), 5.125%, 7/1/27	2,641,375
1,350	University of Connecticut, 5.00%, 5/15/23	1,432,741
		$10,386,761
	Electric Utilities — 3.9%
3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	3,336,925
800	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 8.401%, 9/1/28 (1)(2)	908,448
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,052,060
		$5,297,433
	Escrowed / Prerefunded — 4.9%
2,335	Bristol Resource Recovery Facility, (Ogden Martin Systems), Prerefunded to 7/1/05, 6.50%, 7/1/14	2,397,788
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,393,113
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	211,490
545	University of Connecticut, Prerefunded to 4/1/12, 5.375%, 4/1/18	613,201
		$6,615,592
	General Obligations — 5.3%
1,750	Connecticut, 0.00%, 11/1/09	1,516,287
1,270	Danbury, 4.50%, 2/1/14	1,366,190
1,065	Puerto Rico, 0.00%, 7/1/15	700,578
1,000	Puerto Rico, 5.00%, 7/1/25	1,047,130
400	Redding, 5.50%, 10/15/18	466,756
650	Redding, 5.625%, 10/15/19	769,457
535	Wilton, 5.25%, 7/15/18	614,057
535	Wilton, 5.25%, 7/15/19	616,042
		$7,096,497
	Housing — 0.8%
1,000	Connecticut HFA, 4.70%, 5/15/28	1,006,980
		$1,006,980

1

	Industrial Development Revenue — 7.0%
$3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$3,004,865
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,526,550
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	516,950
1,350	Sprague, Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,390,527
		$9,438,892
	Insured-Education — 13.1%
1,250	Connecticut HEFA, (Choate Rosemary College), (MBIA), 5.00%, 7/1/27	1,298,687
1,550	Connecticut HEFA, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,626,740
2,500	Connecticut HEFA, (Fairfield University), (MBIA), 5.25%, 7/1/25	2,675,475
1,000	Connecticut HEFA, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,043,750
1,970	Connecticut HEFA, (Trinity College), (MBIA), 5.00%, 7/1/22	2,111,308
5,305	Connecticut HEFA, (Trinity College), (MBIA), 5.50%, 7/1/21	6,256,027
1,440	Connecticut HEFA, (Westminster School), (MBIA), 5.00%, 7/1/29	1,514,534
1,000	University of Connecticut, (FGIC), 5.00%, 11/15/29	1,055,080
		$17,581,601
	Insured-Electric Utilities — 1.9%
1,000	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1)(3)	1,482,880
830	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29 (1)(3)	1,023,598
		$2,506,478
	Insured-Escrowed/Prerefunded — 2.8%
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,097,330
2,000	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	2,152,860
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	569,276
		$3,819,466
	Insured-General Obligations — 14.2%
3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	4,017,873
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,545,849
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,144,830
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,067,040
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,138,570
3,500	New Haven, (FGIC), 5.00%, 11/1/18	3,773,665
1,265	New Milford, (AMBAC), 5.00%, 1/15/14	1,408,666

2

$350	Puerto Rico, (FSA), Variable Rate, 9.40%, 7/1/27 (1)(3)	$440,531
3,500	Suffield, (MBIA), 4.75%, 6/15/21	3,630,655
		$19,167,679
	Insured-Hospital — 5.1%
1,000	Connecticut HEFA, (Bridgeport Hospital), (MBIA), 6.625%, 7/1/18	1,002,930
3,190	Connecticut HEFA, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	3,407,462
1,000	Connecticut HEFA, (Danbury Hospital), (AMBAC), 5.375%, 7/1/17	1,034,600
1,350	Connecticut HEFA, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,353,713
		$6,798,705
	Insured-Lease Revenue / Certificates of Participation — 3.7%
3,250	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	3,849,788
800	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (1)(3)	1,104,648
		$4,954,436
	Insured-Other Revenue — 1.3%
550	Connecticut HEFA, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	572,996
1,150	Connecticut HEFA, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,203,291
		$1,776,287
	Insured-Pooled Loans — 1.4%
500	Connecticut Higher Education Supplemental Loan Authority, (Family Education Loan Program), (MBIA), (AMT), 4.375%, 11/15/21	496,790
1,360	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	1,427,062
		$1,923,852
	Insured-Special Tax Revenue — 1.9%
2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	2,145,800
375	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.804%, 7/1/28 (1)(2)	408,503
		$2,554,303
	Insured-Transportation — 7.6%
5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	5,703,335
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	550,685
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,114,470

3

$1,630	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.624%, 7/1/28 (1)(3)	$1,878,445
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,043,300
		$10,290,235
	Insured-Water and Sewer — 3.8%
1,340	South Central Connecticut Regional Water Authority, (FGIC), 5.125%, 8/1/29	1,428,936
1,530	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/25	1,630,934
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,117,600
		$5,177,470
	Lease Revenue/Certificates of Participation — 1.6%
1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	2,215,727
		$2,215,727
	Solid Waste — 3.2%
4,250	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	4,304,188
		$4,304,188
	Special Tax Revenue — 4.5%
3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12 (4)	3,656,269
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,389,140
		$6,045,409
	Transportation — 1.2%
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	1,027,960
500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	564,825
		$1,592,785
	Water and Sewer — 1.9%
1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	1,450,900
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,154,153
		$2,605,053
	Total Tax-Exempt Investments — 98.8% (identified cost $123,932,344)	$133,155,829
	Other Assets, Less Liabilities — 1.2%	$1,598,509
	Net Assets — 100.0%	$134,754,338

4

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 57.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.1% to 25.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $7,247,053 or 5.4% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
06/05	28 U.S. Treasury Note	Short	$(3,090,381)	$(3,119,813)	$(29,432)
06/05	217 U.S. Treasury Bond	Short	$(24,358,072)	$(24,921,094)	$(563,022)
					$(592,454)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$123,791,236
Gross unrealized appreciation	$9,385,179
Gross unrealized depreciation	(20,586)
Net unrealized appreciation	$9,364,593

5

Eaton Vance Michigan Municipals Fund                                                                                          as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Principal Amount (000’s omitted)	Security	Value
	Education — 3.3%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,294,225
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	771,540
		$2,065,765
	Electric Utilities — 1.7%
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,052,060
		$1,052,060
	General Obligations — 2.1%
1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,342,087
		$1,342,087
	Health Care - Miscellaneous — 1.7%
1,070	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	1,041,377
		$1,041,377
	Hospital — 10.1%
500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	518,960
275	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	274,104
500	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital) , 5.875%, 11/15/34	500,650
610	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	623,908
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,037,880
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,583,325
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	778,568
		$6,317,395
	Insured-Education — 6.1%
500	Central Michigan University, (AMBAC), 4.75%, 10/1/29	511,965
1,000	Ferris State University, (AMBAC), 5.00%, 10/1/23 (1)	1,042,430
200	Michigan Technological University, (XLCA), 5.00%, 10/1/33	208,558
2,000	Western Michigan University, (FGIC), 5.125%, 11/15/22	2,086,260
		$3,849,213

1

	Insured-Electric Utilities — 3.9%
$2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$2,121,140
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	356,517
		$2,477,657
	Insured-Escrowed/Prerefunded — 10.2%
1,000	Kent Hospital Finance Authority, (Butterworth Health System), Prerefunded to 1/15/06, (MBIA), 6.125%, 1/15/21	1,042,070
3,000	Lake Orion, Community School District, (FGIC), Prerefunded 8/7/08, 5.125%, 5/1/23	3,184,410
1,000	Novi Building Authority, (FSA), 5.50%, 10/1/25	1,095,870
1,000	Zeeland Public Schools, (FGIC), Prerefunded 5/1/09, 5.25%, 5/1/22	1,082,440
		$6,404,790
	Insured-General Obligations — 35.6%
1,250	Ann Arbor, School District, (MBIA), 4.75%, 5/1/29	1,275,900
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	569,162
2,000	Detroit School District, (FGIC), 5.25%, 5/1/28	2,139,420
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,257,330
1,000	East Lansing, School District, (MBIA), 5.00%, 5/1/30	1,054,930
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,052,950
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,055,180
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,122,786
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,050,670
2,410	Okemos Public Schools, (MBIA), 0.00%, 5/1/16	1,502,442
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,088,028
1,000	Plymouth-Canton, Community School District, (FGIC), 5.00%, 5/1/29	1,050,670
350	Puerto Rico, (FSA), Variable Rate, 9.40%, 7/1/27 (2)(3)	440,531
1,400	Redford Union School District No.1, (AMBAC), 5.00%, 5/1/22	1,550,472
1,450	Saginaw, City School District, (FSA), 5.00%, 5/1/34	1,520,151
2,500	Wyoming Public Schools, (FGIC), 5.125%, 5/1/23	2,653,675
		$22,384,297
	Insured-Housing — 0.6%
385	Michigan HDA, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	394,386
		$394,386
	Insured-Lease Revenue / Certificates of Participation — 1.7%
1,000	Michigan Building Authority, (Facilities Program), (MBIA), 5.00%, 10/15/29	1,049,120
		$1,049,120

2

	Insured-Special Tax Revenue — 0.4%
$250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	$260,283
		$260,283
	Insured-Transportation — 6.5%
345	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.124%, 7/1/26 (2)(3)	393,531
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.69%, 12/1/28 (2)(4)	2,071,000
1,500	Wayne County, Airport Authority, (MBIA), (AMT), 5.25%, 12/1/26	1,591,920
		$4,056,451
	Insured-Water and Sewer — 6.9%
1,000	Detroit, Sewer Disposal, (MBIA), 5.00%, 7/1/30	1,053,330
1,000	Detroit, Water Supply System, (FGIC), 4.50%, 7/1/35	987,740
2,165	Warren, Water and Sewer, (FSA), 5.25%, 11/1/26	2,325,080
		$4,366,150
	Special Tax Revenue — 4.3%
3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	1,785,592
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	938,440
		$2,724,032
	Transportation — 3.0%
750	Kent County Airport Facility, Variable Rate, 10.10%, 1/1/25 (2)(4)	826,365
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,044,360
		$1,870,725
	Total Tax-Exempt Investments — 98.1% (identified cost $55,594,571)	$61,655,788
	Other Assets, Less Liabilities — 1.9%	$1,186,279
	Net Assets— 100.0%	$62,842,067

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 73.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 29.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $3,731,427 or 5.9% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.

A summary of financial instruments at April 30, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	15 U.S Treasury Note	Short	$(1,655,561)	$(1,671,328)	$(15,767)
06/05	86 U.S Treasury Bond	Short	$(9,695,885)	$(9,876,563)	$(180,678)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$55,492,815
Gross unrealized appreciation	$6,162,973
Gross unrealized depreciation	—
Net unrealized appreciation	$6,162,973

4

Eaton Vance Minnesota Municipals Fund                                                                                       as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%

Principal Amount (000’s omitted)	Security	Value
	Education — 11.3%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,046,320
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,317,975
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	599,834
500	Minnesota Higher Education Facilities Authority, (St. John’s University), 5.25%, 10/1/26	526,680
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,449,649
		$4,940,458
	Electric Utilities — 14.3%
2,000	Chaska, Electric, 6.10%, 10/1/30	2,234,320
750	Cohasset, PCR, (Allete, Inc.), 4.95%, 7/1/22	767,670
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	776,182
400	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1)(2)	441,648
1,980	Rochester Electric, 5.25%, 12/1/30	2,073,793
		$6,293,613
	General Obligations — 7.6%
750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	787,005
1,500	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	1,539,570
1,000	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	1,008,090
		$3,334,665
	Hospital — 9.1%
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	741,811
1,500	Rochester Health Care Facilities, (Mayo Clinic), Variable Rate, 7.69%, 11/15/27 (1)(2)	1,684,485
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	511,150
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,036,760
		$3,974,206
	Housing — 6.3%
500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	540,880
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	516,165

1

$1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	$1,713,509
		$2,770,554
	Industrial Development Revenue — 6.0%
1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	1,011,650
1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	1,627,679
		$2,639,329
	Insured-Education — 1.2%
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	538,305
		$538,305
	Insured-Electric Utilities — 13.1%
500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.413%, 7/1/29 (1)(3)	616,625
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21 (4)	475,874
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,056,100
565	Western Minnesota Municipal Power Agency, (AMBAC), 5.50%, 1/1/16	622,494
		$5,771,093
	Insured-General Obligations — 3.2%
2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	678,506
695	Freeborn County, (Criminal Justice Center), (FGIC), 5.00%, 2/1/23	737,437
		$1,415,943
	Insured-Hospital — 5.9%
1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,049,300
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	471,870
1,000	Willmar, (Rice Memorial Hospital), (FSA), 5.00%, 2/1/32	1,047,360
		$2,568,530
	Insured-Lease Revenue / Certificates of Participation — 4.3%
1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	1,368,196
500	Minneapolis, Special School District No. 1, (MBIA), 4.50%, 2/1/19	509,725
		$1,877,921

2

	Insured-Other Revenue — 2.0%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$868,272
		$868,272
	Insured-Special Tax Revenue — 2.4%
1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	1,072,420
		$1,072,420
	Insured-Transportation — 3.6%
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	1,593,060
		$1,593,060
	Miscellaneous — 4.8%
2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	2,107,440
		$2,107,440
	Senior Living / Life Care — 5.0%
1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	956,960
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	563,517
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc.-Highland), 8.75%, 11/1/24 (5)	681,418
		$2,201,895
	Total Tax-Exempt Investments — 100.1% (identified cost $41,098,386)	$43,967,704
	Other Assets, Less Liabilities — (0.1)%	$(30,978)
	Net Assets — 100.0%	$43,936,726

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 35.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.8% to 18.6% of total investments.

3

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $2,742,758 or 6.2% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is in default and making only partial interest payments.

A summary of financial instruments at April 30, 2005 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	100 U.S. Treasury Bond	Short	$(11,249,301)	$(11,484,375)	$(235,074)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$41,026,454
Gross unrealized appreciation	$3,351,031
Gross unrealized depreciation	(409,781)
Net unrealized appreciation	$2,941,250

4

Eaton Vance New Jersey Municipals Funds                                                                                     as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Principal Amount (000’s omitted)	Security	Value
	Cogeneration — 0.7%
$1,700	New Jersey EDA, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$1,706,443
		$1,706,443
	Education — 0.4%
1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,040,000
		$1,040,000
	Electric Utilities — 4.7%
9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	5,478,480
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,207,320
2,000	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1)(2)	2,208,240
2,500	Salem County, Pollution Control Financing, (Public Services Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,649,100
		$11,543,140
	Escrowed / Prerefunded — 0.7%
1,500	New Jersey EDA, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	1,714,305
		$1,714,305
	General Obligations — 1.0%
3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	2,527,170
		$2,527,170
	Health Care-Miscellaneous — 0.5%
1,255	New Jersey EDA, (Hudson County Occupational Center), 6.50%, 7/1/18	1,188,021
		$1,188,021
	Hospital — 11.6%
500	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	523,210
3,750	Camden County, Improvement Authority, (Cooper Health System), 6.00%, 2/15/27	3,877,050
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,161,200
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,102,990
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,709,735
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,614,910

1

$2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	$2,906,631
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,162,440
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	1,992,114
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	2,018,070
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	576,427
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/27	2,085,300
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,809,975
		$28,540,052
	Industrial Development Revenue — 3.8%
1,875	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,521,825
1,875	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,935,112
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (3)	1,432,290
5,640	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18 (3)	4,482,164
		$9,371,391
	Insured-Education — 3.5%
3,000	New Jersey Educational Facilities Authority, (Rowan University), (AMBAC), 4.50%, 7/1/27	3,023,010
5,375	University of Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	5,596,987
		$8,619,997
	Insured-Electric Utilities — 1.4%
1,300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 12.295%, 7/1/16 (1)(4)	1,927,744
1,180	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 12.902%, 7/1/29 (1)(4)	1,455,235
		$3,382,979
	Insured-Escrowed / Prerefunded — 1.9%
2,155	New Jersey EDA, RITES, (FSA), Prerefunded to 5/1/09, Variable Rate, 8.584%, 5/1/18 (1)(4)	2,645,155
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,882,257
		$4,527,412

2

	Insured-General Obligations — 8.1%
$2,000	Branchburg Township Board of Education, (FSA), 5.00%, 2/1/26	$2,084,560
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	1,461,833
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,793,055
2,132	Elmwood Park Board of Education, (FSA), 4.50%, 8/1/29	2,147,798
1,250	Freehold Township Board of Education, (FSA), 4.375%, 7/15/26	1,257,100
1,245	Freehold Township Board of Education, (FSA), 4.50%, 7/15/28	1,254,972
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,113,860
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,493,528
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,364,218
2,000	Irvington Township, (FSA), 0.00%, 7/15/24	837,160
1,885	Pohatcong Township School District, (FSA), 5.20%, 7/15/22	2,140,361
900	Washington Township, Mercer County Board of Education, (FGIC), 5.00%, 1/1/26	940,671
		$19,889,116
	Insured-Hospital — 5.5%
4,250	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	2,333,080
3,000	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,487,880
10,970	New Jersey EDA, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,064,385
2,890	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Center), (MBIA), Variable Rate, 7.834%, 7/1/28 (1)(4)	2,996,294
6,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23	2,656,080
		$13,537,719
	Insured-Special Tax Revenue — 7.3%
10,620	Garden State Preservation Trust, (FSA), 0.00%, 11/1/24	4,386,379
10,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/27	3,511,200
3,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	3,427,320
2,000	New Jersey Sports & Exposition Authority, (MBIA), 5.50%, 3/1/22	2,331,340
3,775	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 6.804%, 7/1/28 (1)(2)	4,112,258
		$17,768,497

3

	Insured-Transportation — 17.5%
$1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,800,725
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,435,478
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	6,004,075
435	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	527,377
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 8.498%, 1/1/16 (2)	7,025,100
2,410	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/23	2,556,890
2,000	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/24	2,117,420
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,584,705
2,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	2,600,625
4,200	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	4,381,860
2,825	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	3,206,347
5,825	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36	6,583,240
1,100	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	1,156,496
		$42,980,338
	Insured-Water and Sewer — 3.4%
2,500	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	2,741,575
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,492,542
		$8,234,117
	Lease Revenue / Certificates of Participation — 4.5%
720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	956,160
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,058,549
1,440	Bergen County Improvement Authority, (Community Action Program), 4.50%, 12/1/28	1,449,432
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,160,739
1,650	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,424,198
5,500	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,023,690
		$11,072,768
	Other Revenue — 3.1%
2,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.188%, 10/1/34 (1)(4)	2,579,880
3,175	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	3,362,103

4

$1,500	Tobacco Settlement Financing Corp., Variable Rate, 10.532%, 6/1/39 (1)(2)(5)	$1,676,775
		$7,618,758
	Pooled Loans — 0.7%
2,400	New Jersey Higher Educational Student Loan Bonds, (AMT), 0.00%, 7/1/10	1,717,752
		$1,717,752
	Senior Living / Life Care — 2.7%
2,650	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	2,687,339
2,115	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	2,123,016
3,390	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25 (6)	1,853,245
		$6,663,600
	Special Tax Revenue — 1.6%
3,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 7.88%, 6/15/34 (1)(2)	3,983,735
		$3,983,735
	Transportation — 11.7%
5,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	5,732,950
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94 (7)	22,912,480
		$28,645,430
	Water and Sewer — 2.3%
5,565	New Jersey EDA, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	5,717,759
		$5,717,759
	Total Tax-Exempt Investments — 98.6% (identified cost $218,381,953)	$241,990,499
	Other Assets, Less Liabilities — 1.4%	$3,345,198
	Net Assets — 100.0%	$245,335,697

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

5

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 49.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 21.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $23,585,316 or 9.6% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(3)	Defaulted bond.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.
(5)	Security is subject to a shortfall and forebearance agreement.
(6)	Security is in default and making only partial interest payments.
(7)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	625 U.S. Treasury Bond	Short	$(70,749,282)	$(71,777,344)	$(1,028,062)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$218,026,773
Gross unrealized appreciation	$27,088,897
Gross unrealized depreciation	(3,125,171)
Net unrealized appreciation	$23,963,726

6

Eaton Vance Pennsylvania Municipals Fund                                                                                   as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.2%

Principal Amount (000’s omitted)	Security	Value
	Cogeneration — 5.3%
$1,435	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,556,731
4,500	Pennsylvania EDA, (Colver), (AMT), 7.125%, 12/1/15	4,605,885
5,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,043,900
		$11,206,516
	Education — 0.5%
1,100	Lehigh County, General Purpose Authority, (Cedar Crest College), 6.70%, 4/1/26	1,145,452
		$1,145,452
	Electric Utilities — 2.1%
2,000	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,157,020
2,250	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	2,372,490
		$4,529,510
	Escrowed / Prerefunded — 1.3%
2,565	Delaware IDA, (Glen Riddle), (AMT), Prerefunded to 9/1/05, 8.625%, 9/1/25	2,689,659
		$2,689,659
	General Obligations — 1.0%
1,000	Puerto Rico, 4.75%, 7/1/23	1,013,670
1,000	Radnor Township, 5.125%, 7/15/34	1,060,420
		$2,074,090
	Health Care-Miscellaneous — 3.1%
2,000	Allegheny County IDA, (Residual Resources, Inc.), 6.50%, 9/1/21	2,115,480
700	Allegheny County, (Residential Resources, Inc.), 6.60%, 9/1/31	736,470
3,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	3,671,255
		$6,523,205
	Hospital — 12.8%
3,060	Hazelton Health Service Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,693,137
1,150	Horizon Hospital Systems Authority, (Horizon Hospital Systems, Inc.), 6.35%, 5/15/26	1,195,931
2,500	Lancaster County, Hospital Authority, 5.50%, 3/15/26	2,629,100
2,000	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.00%, 11/15/18	2,014,620

$2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	$2,258,317
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,152,650
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,109,660
1,110	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	1,155,621
4,100	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	4,511,640
1,400	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	1,457,540
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	2,013,293
		$27,191,509
	Industrial Development Revenue — 2.8%
500	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	519,910
4,000	Franklin County IDA, (Corning, Inc.), 6.25%, 8/1/05	4,010,480
1,500	New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,500,045
		$6,030,435
	Insured-Education — 2.6%
1,000	Chester County, IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	1,036,350
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (1)	1,447,362
3,020	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	3,051,891
		$5,535,603
	Insured-Electric Utilities — 5.8%
8,000	Beaver IDA, (Ohio Edison Co.), (AMBAC), 7.05%, 10/1/20	8,300,400
2,000	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.70%, 9/1/29	2,014,460
1,665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.187%, 7/1/29 (2)(3)	2,053,361
		$12,368,221
	Insured-Escrowed/Prerefunded — 7.7%
2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,344,150
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,334,445
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,263,701
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,653,399

$1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,399,398
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,130,380
4,845	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,568,238
5,400	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,709,612
5,780	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,895,953
		$16,299,276
	Insured-General Obligations — 21.5%
1,000	Butler School District, (FGIC), 5.00%, 10/1/26	1,040,750
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	1,070,504
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,013,216
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	958,923
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	906,648
4,350	Erie School District, (AMBAC), 0.00%, 9/1/30	1,234,791
1,000	Gateway, School District Alleghany County, (FGIC), 5.00%, 10/15/32	1,046,520
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/28	333,390
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/29	316,254
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,394,026
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,475,565
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	440,100
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	698,660
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	468,903
1,430	Mars Area School District, (MBIA), 0.00%, 3/1/14	1,011,754
3,420	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,269,743
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	778,331
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,803,056
7,000	Philadelphia School District, (FGIC), 5.125%, 6/1/34	7,380,800
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,610,403
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,572,572
190	Puerto Rico, (FSA), 5.125%, 7/1/30	202,048
3,300	Puerto Rico, (FSA), Variable Rate, 9.40%, 7/1/27 (2)(3)	4,153,578
500	Puerto Rico, (MBIA), Variable Rate, 10.035%, 7/1/20 (2)(3)	775,655
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	549,434
4,000	Spring Ford School District, (FGIC), 4.75%, 3/1/25	4,046,320
		$45,551,944

	Insured-Hospital — 4.4%
$3,750	Allegheny County Hospital Authority, (Magee-Womens Hospital), (FGIC), 0.00%, 10/1/15	$2,399,587
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,134,960
1,250	Sharon Health System Authority, (Sharon Regional Health System), (MBIA), 5.00%, 12/1/28	1,285,512
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,493,073
		$9,313,132
	Insured-Lease Revenue / Certificates of Participation — 0.3%
500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 12.857%, 6/1/24 (2)(3)	690,405
		$690,405
	Insured-Special Tax Revenue — 0.3%
635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	642,112
		$642,112
	Insured-Transportation — 3.1%
1,600	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,660,864
3,750	Pennsylvania Turnpike Commission, (AMBAC), 5.00%, 7/15/41	3,863,775
865	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 10.124%, 7/1/26 (2)(3)	986,680
		$6,511,319
	Insured-Utilities — 4.5%
5,500	Philadelphia Gas Works Revenue, (FSA), 5.00%, 7/1/28	5,708,560
2,700	Philadelphia Gas Works Revenue, (FSA), Variable Rate, 9.62%, 7/1/17 (2)(3)	3,777,138
		$9,485,698
	Insured-Water and Sewer — 5.7%
3,000	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	3,366,090
1,000	Harrisburg Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,040,490
1,750	Lower Moreland Township Authority, Sewer Revenue, (FSA), 5.00%, 8/1/29	1,816,430
2,500	Philadelphia Water and Wastewater, (FGIC), Variable Rate, 8.495%, 11/1/31 (2)(3)	2,795,700
3,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27	3,160,230
		$12,178,940
	Nursing Home — 4.1%
2,000	Allegheny County HDA, (Villa St. Joseph), 6.00%, 8/15/28	1,864,740
930	Chartiers Valley IDA, (Beverly Enterprises, Inc.), 5.375%, 6/1/07	928,921
1,510	Green County IDA, (Beverly Enterprises, Inc.), 5.75%, 3/1/13	1,512,371

$3,150	Montgomery IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,969,411
1,310	Westmoreland County IDA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,310,707
		$8,586,150
	Senior Living / Life Care — 9.0%
1,210	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	1,277,651
5,000	Chester IDA, (Senior Life Choice of Kimberton), (AMT), 8.50%, 9/1/25	5,164,200
1,860	Cliff House Trust, (AMT), 6.625%, 6/1/27	1,195,775
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,744,268
4,050	Delaware County, (White Horse Village), 7.50%, 7/1/18	4,205,966
1,865	Grove City, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,934,583
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,924,199
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), 6.75%, 11/15/24	530,685
1,100	Philadelphia HEFA, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,104,609
		$19,081,936
	Transportation — 1.3%
1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,037,970
1,000	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	1,009,460
750	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	782,250
		$2,829,680
	Total Tax-Exempt Investments — 99.2% (identified cost $195,694,014)	$210,464,792
	Other Assets, Less Liabilities — 0.8%	$1,696,213
	Net Assets — 100.0%	$212,161,005

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2005, 56.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 17.6% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $15,232,517 or 7.2% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2005.

A summary of financial instruments at April 30, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/05	515 U.S. Treasury Bond	Short	$(58,255,350)	$(59,144,531)	$(889,181)

At April 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$195,387,734
Gross unrealized appreciation	$16,292,626
Gross unrealized depreciation	(1,215,568)
Net unrealized appreciation	$15,077,058

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	June 24, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	June 24, 2005